Net Income Per Share - Calculation of Net Income (loss) Per Share (Detail) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net income attributed to ordinary shareholders for computing net income per ordinary share-basic and diluted | ¥		¥ 804,013	¥ 1,039,573	¥ 1,957,581
Denominator for computing net income per share-basic:
Weighted average ordinary shares outstanding used in computing net income per ordinary share-basic		332,356,281	369,312,997	377,639,399
Denominator for computing net income per share-diluted:
Weighted average shares outstanding used in computing net income per ordinary share-diluted		338,597,079	373,591,974	401,833,328
Net income per ordinary share attributable to Hello Group Inc. - basic | (per share)	$ 0.35	¥ 2.42	¥ 2.81	¥ 5.18
Net income per ordinary share attributable to Hello Group Inc. - diluted | (per share)	$ 0.34	¥ 2.37	¥ 2.78	¥ 4.92